Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011
Current assets:
Cash and cash equivalents	$ 14,443	$ 10,763	$ 14,119
Restricted cash	215	215	976
Inventory	12,200	12,103	9,891
Deferred income taxes	2,410	2,067	1,748
Lease incentives receivable	1,755	3,092	241
Prepaid expenses and other	3,139	4,758	4,255
Total current assets	34,162	32,998	31,230
Property and equipment:
Land and land improvements		2,120	1,963
Buildings		1,455	1,418
Leasehold improvements		105,976	81,579
Furniture, fixtures, and equipment		30,253	21,276
Property Plant And Equipment Gross	150,014	139,804	106,236
Less accumulated depreciation		(34,236)	(25,728)
Property and equipment, net	110,865	105,568	80,508
Assets held for sale			1,850
Deferred compensation plan investments	9,262	7,802	6,159
Goodwill	75,365	75,365	76,103
Intangible assets, net	36,329	36,391	36,493
Loan costs, net of accumulated amortization of $168 in 2011 and $4 in 2012		45	1,868
Other assets	261	261
Other		216	63
Other Assets, Net		112,017	114,527
Total assets	266,244	258,385	234,274
Current liabilities:
Accounts payable	4,776	8,804	7,491
Sales tax payable		1,687	1,299
Accrued payroll	4,505	6,262	5,913
Real estate taxes		331	417
Accrued self-insurance	1,746	1,662	1,581
Deferred revenue	8,268	10,314	8,074
Income taxes payable	2,097	1,768	60
Deferred rent obligations, current		1,314	833
Other current liabilities	4,732	4,943
Other		1,611	2,622
Total current liabilities	26,124	33,753	28,290
Long-term debt, less current maturities			70,000
Other noncurrent liabilities		4,880	4,748
Deferred compensation plan liabilities		8,415	6,969
Deferred rent obligations	23,700	22,644	16,314
Deferred tax liabilities	14,125	10,792	12,081
Other liabilities	14,149	13,295
Total liabilities	78,098	80,484	138,402
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	24	24	18
Additional paid in capital	121,855	119,610	51,341
Retained earnings	66,267	58,267	44,513
Accumulated other comprehensive income
Total stockholders' equity	188,146	177,901	95,872
Total liabilities and stockholders' equity	$ 266,244	$ 258,385	$ 234,274